Cover	May 30, 2024
Cover [Abstract]
DocumentType	8-K
Amendment Flag	false
Document Period End Date	May 30, 2024
FileNumber	333-267740
RegistrantName	GLOBAL-SMART.TECH INC.
Entity Central Index Key	0001940243
TaxIdentificationNumber	98-1664763
IncorporationStateCountryCode	WY
Address Line1	Kava b.b.
Address City	Tivat
Address Country	ME
Address Postal Zip Code	85320
City Area Code	205
Local Phone Number	2165924
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
EmergingGrowthCompany	true
extended transition period	false